UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

Annual Report

October 31, 2020

AAM S&P 500 High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets High Dividend Value ETF

Ticker: EEMD

AAM S&P Developed Markets High Dividend Value ETF

Ticker: DMDV

AAM Low Duration Preferred and Income Securities ETF

Ticker: PFLD

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AAM ETFs

AAM ETFs

Management Discussion of Fund Performance
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500® Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, SPDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

SPDV generated a total return of -16.47% (NAV) and -16.76% (market price), while the underlying Index for SPDV generated a total return of -16.32% between November 1, 2019 and October 31, 2020 (the “current fiscal period”). Over the current fiscal period, the benchmark index, the S&P 500® Index, achieved a total return of 9.71%.

Top performing sectors contributing to SPDV’s return during the current fiscal period were Industrials, Health Care and Materials. Worst performing sectors were Energy, Real Estate and Consumer Discretionary.

Individual leaders contributing to SPDV’s return over the same current fiscal period were C.H. Robinson Worldwide, Inc. (72 bps), Cummins, Inc. (68 bps) and L Brands, Inc. (62 bps). Individual performance laggards were Hollyfrontier Corporation (-141 bps), Kohls Corporation (-131 bps) and Macy’s, Inc. (-117 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, EEMD is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

EEMD generated a total return of -12.83% (NAV) and -13.02% (market price) between November 1, 2019, and October 31, 2020 (the “current fiscal period”). This compares to the -12.68% total return of the Index, and an 8.09% total return for the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the same current fiscal period.

Top performing sectors contributing to EEMD’s return over the current fiscal period were Information Technology, Communication Services and Consumer Discretionary. Worst performing sectors included Industrials, Financials and Energy.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Individual leaders contributing to EEMD’s return were Great Wall Motor Company, Ltd. (166 bps), Aldar Properties (104 bps) and Yageo Corporation (87 bps). The individual performance laggards over the Period were Redefine Properties, Ltd. (-176 bps), Perusahaan Gas Negara (-116 bps) and CITIC, Ltd. (-94 bps).

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Ex-US Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, DMDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

DMDV generated a total return of -22.83% (NAV) and -22.58% (market price) between November 1, 2019 and October 31, 2020 (the “current fiscal period”). This compares to the -22.58% total return of the Index, and a -6.09% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, for the current fiscal period.

Top performing sectors contributing to DMDV’s return over the Period were Health Care, Consumer Staples and Industrials. Worst performing sectors included Energy, Real Estate and Communication Services.

Individual leaders contributing to DMDV’s return were LIXIL Group Corporation (93 bps), Mitsubishi Tanabe Pharma Corporation (87 bps) and Koninklijke Ahold Delhaize (42 bps). The individual performance laggards over the Period were Micro Focus International plc (-132 bps), Telefonica (-113 bps) and Vicinity Centres (-107 bps).

The AAM Low Duration Preferred and Income Securities ETF

The AAM Low Duration Preferred and Income Securities ETF (“PFLD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). Through the Index, PFLD is passively managed using a rules-based, market capitalization-weighted strategy that is designed to provide exposure to constituents of the ICE Exchange-Listed Preferred & Hybrid Securities Index that exhibit both low duration (option adjusted duration less than 5) and not priced higher than 105% of their par value.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

PFLD generated a total return of 0.98% (NAV) and 0.90% (market price) between November 19, 2019 and October 31, 2020 (the “current fiscal period” since PFLD’s inception). This compares to the 1.54% total return of the Index and a 3.38% total return of the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index, for the current fiscal period.

Top performing industries contributing to PFLD’s return over the current fiscal period were Banking, Insurance and Financial Services. Worst performing industries included REITs, Oil & Gas and Specialty Finance.

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500® Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than 5 years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the NYSE.

ICE Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”).

ICE Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”).

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

Duration is a measure that helps approximate the degree of price sensitivity of a bond to changes in interest rates and is adjusted to account for the change in cash flows of the bond’s embedded option.

Par value is the amount of money that bond issuers promise to repay bondholders at the maturity date of the bond, as well as the dollar value of coupon payments.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the Schedules of Investments on page 11 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM S&P 500 High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2020	1 Year	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF — NAV	-16.47%	-2.02%
AAM S&P 500 High Dividend Value ETF — Market	-16.76%	-2.15%
S&P 500® Dividend and Free Cash Flow Yield Index	-16.32%	-1.74%
S&P 500® Index	9.71%	9.88%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based soley on returns. For the most recent month end performance please visit the funds website at www.aamlive.com. gross expense ratio as of the prospectus dated 2/28/20 was 0.29%

AAM S&P 500 High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

AAM S&P Emerging Markets High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2020	1 Year	Since Inception (11/28/2017)
AAM S&P Emerging Markets High Dividend Value ETF — NAV	-12.83%	-7.09%
AAM S&P Emerging Markets High Dividend Value ETF — Market	-13.02%	-7.20%
S&P Emerging Markets Dividend and Free Cash Flow Yield Index	-12.68%	-6.51%
S&P Emerging Plus LargeMidCap® Index	8.09%	1.42%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based soley on returns. For the most recent month end performance please visit the funds website at www.aamlive.com. gross expense ratio as of the prospectus dated 2/28/20 was 0.39%

AAM S&P Emerging Markets High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

AAM S&P Developed Markets High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2020	1 Year	Since Inception (11/27/2018)
AAM S&P Developed Markets High Dividend Value ETF — NAV	-22.83%	-10.07%
AAM S&P Developed Markets High Dividend Value ETF — Market	-22.58%	-9.87%
S&P Developed Ex-US Dividend and Free Cash Flow Yield Index	-22.58%	-9.68%
S&P Developed BMI Ex-U.S. & Korea LargeMidCap Index	-6.09%	2.60%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based soley on returns. For the most recent month end performance please visit the funds website at www.aamlive.com. gross expense ratio as of the prospectus dated 2/28/20 was 0.39%

AAM S&P Developed Markets High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

This chart illustrates the performance of a hypothetical $10,000 investment made on November 27, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

AAM Low Duration Preferred and Income Securities ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Cumulative Returns October 31, 2020	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF — NAV	0.98%
AAM Low Duration Preferred and Income Securities ETF — Market	0.90%
ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index	1.54%
ICE Exchange-Listed Preferred & Hybrid Securities Index	3.38%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based soley on returns. For the most recent month end performance please visit the funds website at www.aamlive.com. gross expense ratio as of the prospectus dated 11/15/19 was 0.45%

AAM Low Duration Preferred and Income Securities ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

This chart illustrates the performance of a hypothetical $10,000 investment made on November 19, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

AAM ETFs

Portfolio Allocations
As of October 31, 2020 (Unaudited)

AAM S&P 500 High Dividend Value ETF

Sector	Percentage of Net Assets
Industrials	10.4%
Materials	9.9
Financials	9.7
Information Technology	9.5
Utilities	9.5
Real Estate	9.2
Communication Services	9.1
Health Care	8.4
Consumer Staples	8.3
Consumer Discretionary	7.9
Energy	7.7
Short-Term Investments	0.4
Other Assets in Excess of Liabilities+	0.0
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Materials	10.2%
Consumer Discretionary	9.8
Real Estate	9.7
Communication Services	9.6
Information Technology	9.3
Financials	9.0
Industrials	8.9
Energy	8.5
Consumer Staples	8.4
Utilities	8.4
Health Care	7.9
Other Assets in Excess of Liabilities	0.2
Short-Term Investments	0.1
Total	100.0%

+	Represents less than 0.05% of net assets.

AAM ETFs

Portfolio Allocations
As of October 31, 2020 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Industrials	10.5%
Real Estate	9.9
Consumer Staples	9.8
Materials	9.3
Information Technology	9.1
Financials	9.0
Consumer Discretionary	8.9
Utilities	8.8
Health Care	8.3
Communication Services	8.2
Energy	7.5
Other Assets in Excess of Liabilities	0.5
Short-Term Investments	0.2
Total	100.0%

AAM Low Duration Preferred and Income Securities ETF

Sector	Percentage of Net Assets
Financials ♦	67.0%
Utilities	11.1
Real Estate	7.5
Energy	5.5
Short-Term Investments	5.4
Communication Services	4.7
Consumer Discretionary	1.7
Industrials	1.6
Liabilities in Excess of Other Assets	(4.5)
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Funds’ Administrator, U.S. Bank Global Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2020

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Communication Services — 9.1%
14,847	AT&T, Inc.	$401,166
43,511	CenturyLink, Inc.	375,065
16,473	Fox Corporation - Class A	436,864
7,723	Verizon Communications, Inc.	440,134
17,810	ViacomCBS, Inc. - Class B	508,831
		2,162,060
	Consumer Discretionary — 7.9%
4,545	Best Buy Company, Inc.	506,995
4,973	Genuine Parts Company	449,709
5,681	Hasbro, Inc.	469,932
1,655	Home Depot, Inc.	441,405
		1,868,041
	Consumer Staples — 8.3%
10,490	Altria Group, Inc.	378,479
6,835	General Mills, Inc.	404,085
12,700	Kroger Company	409,067
5,712	Philip Morris International, Inc.	405,666
10,837	Walgreens Boots Alliance, Inc.	368,892
		1,966,189
	Energy — 7.7%
26,819	Baker Hughes Company	396,117
4,869	Chevron Corporation	338,396
16,291	HollyFrontier Corporation	301,546
30,809	Kinder Morgan, Inc.	366,627
22,859	Williams Companies, Inc.	438,664
		1,841,350
	Financials — 9.7%
11,780	Comerica, Inc.	536,108
9,806	Principal Financial Group, Inc.	384,591
6,763	Prudential Financial, Inc.	432,967
40,368	Regions Financial Corporation	536,895
24,215	Unum Group	427,637
		2,318,198

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Health Care — 8.4%
4,520	AbbVie, Inc.	$384,652
7,589	Bristol-Myers Squibb Company	443,577
7,770	Cardinal Health, Inc.	355,788
6,931	CVS Health Corporation	388,760
11,657	Pfizer, Inc.	413,590
		1,986,367
	Industrials — 10.4%
2,747	3M Company	439,410
2,341	Cummins, Inc.	514,762
6,929	Emerson Electric Company	448,930
3,109	Snap-on, Inc.	489,761
3,724	United Parcel Service, Inc. - Class B	585,078
		2,477,941
	Information Technology — 9.5%
1,441	Broadcom, Inc.	503,817
3,491	International Business Machines Corporation	389,805
10,162	NetApp, Inc.	446,010
9,138	Seagate Technology plc	436,979
28,167	Xerox Holdings Corporation	489,543
		2,266,154
	Materials — 9.9%
14,356	CF Industries Holdings, Inc.	396,369
10,345	Dow, Inc.	470,594
5,751	Eastman Chemical Company	464,911
12,131	International Paper Company	530,731
4,288	Packaging Corporation of America	490,933
		2,353,538
	Real Estate — 9.2%
10,986	Regency Centers Corporation	390,992
7,248	Simon Property Group, Inc.	455,247
9,453	SL Green Realty Corporation	404,683
12,323	Ventas, Inc.	486,389
8,541	Welltower, Inc.	459,249
		2,196,560

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Utilities — 9.5%
5,482	Dominion Energy, Inc.	$440,424
12,840	NRG Energy, Inc.	406,001
8,433	Public Service Enterprise Group, Inc.	490,379
3,495	Sempra Energy	438,133
4,710	WEC Energy Group, Inc.	473,590
		2,248,527
	TOTAL COMMON STOCKS (Cost $25,739,323)	23,684,925

	SHORT-TERM INVESTMENTS — 0.4%
95,545	Invesco Government & Agency Portfolio, Institutional Class — 0.01%*	95,545
	TOTAL SHORT-TERM INVESTMENTS (Cost $95,545)	95,545
	TOTAL INVESTMENTS (Cost $25,834,868) — 100.0%	23,780,470
	Other Assets in Excess of Liabilities — 0.0%+	7,253
	NET ASSETS — 100.0%	$23,787,723

Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of October 31, 2020.
+	Represents less than 0.05% of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2020

Shares	Security Description	Value
	COMMON STOCKS — 98.2%
	Brazil — 1.4%
16,342	Hypera SA	$79,046

	Chile — 1.6%
607,447	Colbun SA	91,584

	China — 22.2%
219,500	BAIC Motor Corporation, Ltd. - H Shares	80,952
246,000	China CITIC Bank Corporation, Ltd. - H Shares	99,924
443,000	China Coal Energy Company, Ltd. - H Shares	107,967
92,000	China National Building Material Company, Ltd. - H Shares	105,467
63,500	China Shenhua Energy Company, Ltd. - H Shares	109,725
265,000	Chongqing Rural Commercial Bank Company, Ltd. - H Shares	105,592
114,000	CITIC, Ltd.	81,294
103,000	Great Wall Motor Company, Ltd. - H Shares	166,556
184,000	Lenovo Group, Ltd.	115,076
626,000	Metallurgical Corporation of China, Ltd. - H Shares	100,905
114,000	Seazen Group, Ltd.	85,263
140,000	Yanzhou Coal Mining Company, Ltd. - H Shares	101,640
		1,260,361
	Hong Kong — 1.9%
570,000	Yuexiu Property Company, Ltd.	110,254

	India — 4.5%
37,873	Indiabulls Housing Finance, Ltd.	71,548
100,995	Oil & Natural Gas Corporation, Ltd.	88,447
5,482	Piramal Enterprises, Ltd.	93,373
		253,368
	Indonesia — 4.9%
32,800	Gudang Garam Tbk PT (a)	91,896
928,500	Hanjaya Mandala Sampoerna Tbk PT	89,834
1,282,400	Perusahaan Gas Negara Tbk PT	94,262
		275,992
	Kuwait — 2.1%
63,712	Mobile Telecommunications Company KSC	122,090

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.2% (Continued)
	Luxembourg — 2.2%
12,713	PLAY Communications SA	$124,381

	Malaysia — 3.6%
568,100	Astro Malaysia Holdings, Bhd.	99,811
42,600	British American Tobacco Malaysia, Bhd.	103,552
		203,363
	Philippines — 2.2%
20,280	Manila Electric Company	125,702

	Qatar — 1.9%
58,503	Ooredoo QPSC	106,530

	Republic of Korea — 10.2%
4,915	GS Engineering & Construction Corporation	115,652
15,974	Industrial Bank of Korea	115,015
673	POSCO	123,367
9,281	Posco International Corporation	108,784
14,977	Woori Financial Group, Inc.	117,340
		580,158
	Russian Federation — 6.2%
1,274,000	Inter RAO UES PJSC	81,485
1,537	LUKOIL PJSC	78,216
12,037	Mobile TeleSystems PJSC - ADR	94,129
2,769	X5 Retail Group NV GDR	97,303
		351,133
	Saudi Arabia — 2.1%
22,461	Saudi Industrial Investment Group	121,579

	South Africa — 4.6%
3,392	Kumba Iron Ore, Ltd.	100,267
97,908	Life Healthcare Group Holdings, Ltd.	98,156
536,362	Redefine Properties, Ltd.	65,688
		264,111

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.2% (Continued)
	Taiwan, Province of China — 15.9%
109,000	Far Eastern New Century Corporation	$98,126
72,000	Farglory Land Development Company, Ltd.	110,756
128,000	Inventec Corporation	101,134
108,000	Pou Chen Corporation	95,149
28,000	Radiant Opto-Electronics Corporation	110,126
10,000	St. Shine Optical Company, Ltd.	90,374
73,000	Synnex Technology International Corporation	108,338
45,000	Uni-President Enterprises Corporation	96,439
93,000	Wistron Corporation	92,666
		903,108
	Thailand — 1.5%
29,700	Bumrungrad Hospital pcl NVDR	86,715

	Turkey — 3.8%
9,493	Ford Otomotiv Sanayi AS	122,300
28,716	Tofas Turk Otomobil Fabrikasi AS	91,530
		213,830
	United Arab Emirates — 3.1%
237,705	Aldar Properties PJSC	177,317

	United Kingdom — 2.9%
28,102	Evraz plc	130,627
	TOTAL COMMON STOCKS (Cost $5,929,248)	5,581,249

	PREFERRED STOCKS — 1.5%
	Brazil — 1.5%
48,328	Cia Energetica de Minas Gerais	85,660
	TOTAL PREFERRED STOCKS (Cost $121,478)	85,660

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
7,718	Invesco Government & Agency Portfolio, Institutional Class — 0.01%*	$7,718
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,718)	7,718
	TOTAL INVESTMENTS (Cost $6,058,444) — 99.8%	5,674,627
	Other Assets in Excess of Liabilities — 0.2%	11,125
	NET ASSETS — 100.0%	$5,685,752

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2020

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Australia — 5.4%
3,752	Computershare, Ltd.	$32,013
3,111	Fortescue Metals Group, Ltd.	37,948
2,415	Woodside Petroleum, Ltd.	29,713
		99,674
	Canada — 7.7%
820	Open Text Corporation	30,104
2,030	Power Corporation of Canada	38,625
3,250	RioCan Real Estate Investment Trust	35,051
2,389	SmartCentres Real Estate Investment Trust	37,734
		141,514
	Finland — 4.2%
1,718	Fortum Oyj	32,320
1,752	Kesko Oyj - Class B	45,020
		77,340
	France — 3.7%
1,044	Publicis Groupe SA	36,240
348	Sanofi	31,363
		67,603
	Germany — 3.1%
534	Bayer AG	25,105
12,847	Telefonica Deutschland Holding AG	32,429
		57,534
	Hong Kong — 3.5%
6,500	CK Asset Holdings, Ltd.	30,091
30,000	Sino Land Company, Ltd.	35,436
		65,527
	Italy — 4.8%
24,746	A2A SpA	31,463
3,636	Eni SpA	25,459
4,375	Mediobanca Banca di Credito Finanziario SpA	31,025
		87,947
	Japan — 25.8% ♦
2,000	Aozora Bank, Ltd.	32,676

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Japan — 25.8% ♦ (Continued)
9,700	ENEOS Holdings, Inc.	$32,531
1,400	Honda Motor Company, Ltd.	32,610
91	Japan Hotel REIT Investment Corporation	43,785
2,000	Japan Tobacco, Inc.	37,689
2,500	LIXIL Group Corporation	53,951
7,500	Marubeni Corporation	38,971
6,100	Mitsubishi Chemical Holdings Corporation	34,205
1,900	Sekisui House, Ltd.	31,379
3,100	Sumitomo Corporation	33,939
1,300	Sumitomo Mitsui Financial Group, Inc.	35,826
3,900	Sumitomo Rubber Industries, Ltd.	34,061
2,100	Ube Industries, Ltd.	35,897
		477,520
	Netherlands — 1.8%
1,240	Koninklijke Ahold Delhaize NV	34,074

	Norway — 1.2%
2,449	TGS NOPEC Geophysical Company ASA	22,546

	Portugal — 1.4%
7,676	NOS SGPS SA	26,359

	Singapore — 4.1%
2,500	Jardine Cycle & Carriage, Ltd.	32,516
3,000	Venture Corporation, Ltd.	42,314
		74,830
	Spain — 10.2%
1,392	ACS Actividades de Construccion y Servicios SA	33,078
670	Amadeus IT Group SA	31,991
1,298	Endesa SA	34,790
18,891	Mapfre SA	28,475
1,860	Naturgy Energy Group SA	34,557
8,013	Telefonica SA	26,191
		189,082

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Sweden — 1.9%
1,419	Intrum AB	$34,753

	Switzerland — 3.6%
426	Novartis AG	33,228
105	Roche Holding AG	33,818
		67,046
	United Kingdom — 16.9%
1,050	British American Tobacco plc	33,235
59,807	Centrica plc	28,751
1,784	GlaxoSmithKline plc	29,798
15,516	Glencore plc (a)	31,277
2,020	Imperial Brands plc	31,969
29,507	Marks & Spencer Group plc	34,009
593	Rio Tinto plc	33,407
2,362	Royal Dutch Shell plc - Class B	28,372
3,768	Sage Group, plc	30,967
23,384	Vodafone Group plc	31,143
		312,928
	TOTAL COMMON STOCKS (Cost $2,170,902)	1,836,277

	SHORT-TERM INVESTMENTS — 0.2%
3,435	Invesco Government & Agency Portfolio, Institutional Class — 0.01%*	3,435
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,435)	3,435
	Total Investments (Cost $2,174,337) — 99.5%	1,839,712
	Other Assets in Excess of Liabilities — 0.5%	8,788
	NET ASSETS — 100.0%	$1,848,500

Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of October 31, 2020.
♦

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1%
	Communication Services — 4.7%
	Qwest Corporation
1,904	6.125%, 06/01/2053	$48,019
573	7.000%, 02/01/2056	14,629
2,401	6.500%, 09/01/2056	61,009
	Telephone & Data Systems, Inc.
248	6.875%, 11/15/2059	6,284
333	7.000%, 03/15/2060	8,402
216	5.875%, 12/01/2061	5,387
	United States Cellular Corporation
379	6.950%, 05/15/2060	9,649
304	7.250%, 12/01/2063	7,825
332	7.250%, 12/01/2064	8,426
		169,630
	Consumer Discretionary — 1.7%
	eBay, Inc.
1,857	6.000%, 02/01/2056	47,447
	TravelCenters of America, Inc.
241	8.250%, 01/15/2028	6,114
132	8.000%, 12/15/2029	3,332
219	8.000%, 10/15/2030	5,514
		62,407
	Energy — 5.5%
	Altera Infrastructure LP
258	Series E, 8.875%, Perpetual (b)	5,046
	DCP Midstream LP
350	Series B, 7.875%, Perpetual (b)	6,069
241	Series C, 7.950%, Perpetual (b)	4,189
	Enbridge, Inc.
1,482	Series B, 6.375%, 04/15/2078 (b)	37,821
	Energy Transfer Operating LP
970	Series C, 7.375%, Perpetual (b)	17,741
959	Series D, 7.625%, Perpetual (b)	17,972
1,727	Series E, 7.600%, Perpetual (b)	33,590
	NGL Energy Partners LP
684	Series B, 9.000%, Perpetual (b)	7,182

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1% (Continued)
	Energy — 5.5% (Continued)
	NuStar Energy LP
491	Series A, 8.500%, Perpetual (b)	$9,197
836	Series B, 7.625%, Perpetual (b)	13,836
374	Series C, 9.000%, Perpetual (b)	7,446
	NuStar Logistics LP
992	6.971%, 01/15/2043	18,590
	Targa Resources Partners LP
258	Series A, 9.000%, Perpetual (b)	5,663
	Teekay LNG Partners LP
276	9.000%, Perpetual	6,803
373	Series B, 8.500%, Perpetual (b)	8,568
		199,713
	Financials — 67.0%♦
	Aegon NV
616	Series 1, 4.000%, Perpetual (b)	15,314
	AG Mortgage Investment Trust, Inc.
247	Series C, 8.000%, Perpetual (b)	4,216
	AGNC Investment Corporation
714	Series C, 7.000%, Perpetual (b)	16,315
516	Series D, 6.875%, Perpetual (b)	11,527
885	Series E, 6.500%, Perpetual (b)	19,621
1,265	Series F, 6.125%, Perpetual (b)	27,387
	Allied Capital Corporation
568	6.875%, 04/15/2047	14,586
	American Equity Investment Life Holding Company
874	Series A, 5.950%, Perpetual (b)	21,762
648	Series B, 6.625%, Perpetual (b)	16,887
	American Financial Group, Inc.
367	6.000%, 11/15/2055	9,314
	Annaly Capital Management, Inc.
1,005	Series D, 7.500%, Perpetual	25,477
1,573	Series F, 6.950%, Perpetual (b)	35,408
928	Series G, 6.500%, Perpetual (b)	19,469
967	Series I, 6.750%, Perpetual (b)	21,777

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1% (Continued)
	Financials — 67.0%♦ (Continued)
	Apollo Global Management, Inc.
608	Series A, 6.375%, Perpetual	$15,790
	Arch Capital Group, Ltd.
989	Series E, 5.250%, Perpetual	25,210
	Ares Management Corporation
680	Series A, 7.000%, Perpetual	17,694
	Argo Group International Holdings, Ltd.
328	7.000%, Perpetual (b)	8,230
	Argo Group US, Inc.
159	6.500%, 09/15/2042	4,092
	Assured Guaranty Municipal Holdings, Inc.
112	5.600%, 07/15/2103	2,845
	Axis Capital Holdings, Ltd.
1,211	Series E, 5.500%, Perpetual	30,856
	B. Riley Financial, Inc.
142	7.375%, 05/31/2023	3,516
127	6.875%, 09/30/2023	3,142
243	6.750%, 05/31/2024	5,954
288	6.375%, 02/28/2025	6,843
297	6.500%, 09/30/2026	7,000
242	7.500%, 05/31/2027	5,965
270	7.250%, 12/31/2027	6,545
	Banc of California, Inc.
273	Series E, 7.000%, Perpetual	6,956
	Banco Santander SA
518	Series 6, 4.000%, Perpetual (b)	13,080
	Bank of America Corporation
631	Series 02, 3.000%, Perpetual (b)	13,491
443	Series 4, 4.000%, Perpetual (b)	11,017
888	Series 5, 4.000%, Perpetual (b)	21,854
668	Series E, 4.000%, Perpetual (b)	16,466
2,330	Series CC, 6.200%, Perpetual	58,996
1,907	Series EE, 6.000%, Perpetual	48,857
	Bank of New York Mellon Corporation
1,278	5.200%, Perpetual	32,512

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1% (Continued)
	Financials — 67.0%♦ (Continued)
	BOK Financial Corporation
167	5.375%, 06/30/2056	$4,267
	Brightsphere Investment Group, Inc.
140	5.125%, 08/01/2031	3,504
	Capital One Financial Corporation
1,092	Series F, 6.200%, Perpetual	27,792
1,313	Series G, 5.200%, Perpetual	33,560
	Charles Schwab Corporation
1,311	Series C, 6.000%, Perpetual	33,404
1,639	Series D, 5.950%, Perpetual	42,450
	Chimera Investment Corporation
711	Series B, 8.000%, Perpetual (b)	14,718
568	Series C, 7.750%, Perpetual (b)	10,974
437	Series D, 8.000%, Perpetual (b)	8,587
	Citigroup, Inc.
2,255	Series S, 6.300%, Perpetual	57,390
	Compass Diversified Holdings
220	Series B, 7.875%, Perpetual (b)	5,240
	Cowen, Inc.
153	7.350%, 12/15/2027	3,869
	Dynex Capital, Inc.
245	Series C, 6.900%, Perpetual (b)	5,385
	Ellington Financial, Inc.
253	6.750%, Perpetual (b)	5,035
	Exantas Capital Corporation
262	8.625%, Perpetual (b)	4,428
	First Horizon National Corporation
219	Series A, 6.200%, Perpetual	5,582
220	Series D, 6.100%, Perpetual (b)	5,672
	First Republic Bank
329	Series G, 5.500%, Perpetual	8,485
	Global Indemnity Group, LLC
285	7.875%, 04/15/2047	7,367
	Globe Life, Inc.
737	6.125%, 06/15/2056	19,066

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1% (Continued)
	Financials — 67.0%♦ (Continued)
	GMAC Capital Trust I
6,539	Series 2, 6.065%, 02/15/2040	$168,314
	Goldman Sachs Group, Inc.
1,658	Series A, 3.750%, Perpetual (b)	38,631
442	Series C, 4.000%, Perpetual (b)	10,590
2,985	Series D, 4.000%, Perpetual (b)	70,058
1,492	Series N, 6.300%, Perpetual	39,016
	Hancock Whitney Corporation
166	5.950%, 06/15/2045	4,190
	HSBC Holdings plc
3,564	Series A, 6.200%, Perpetual	91,916
	Huntington Bancshares, Inc.
1,321	Series D, 6.250%, Perpetual	33,844
	Invesco Mortgage Capital, Inc.
338	Series B, 7.750%, Perpetual (b)	7,095
627	Series C, 7.500%, Perpetual (b)	13,167
	JPMorgan Chase & Company
3,122	Series AA, 6.100%, Perpetual	78,956
2,506	Series BB, 6.150%, Perpetual	63,602
	KKR & Company, Inc.
755	Series A, 6.750%, Perpetual	19,690
339	Series B, 6.500%, Perpetual	8,960
	Maiden Holdings, Ltd.
318	Series A, 8.250%, Perpetual (a)	2,668
352	Series C, 7.125%, Perpetual (a)	2,922
321	Series D, 6.700%, Perpetual (a)	2,648
	Merchants Bancorp
274	Series B, 6.000%, Perpetual (b)	6,924
	MetLife, Inc.
1,318	Series A, 4.000%, Perpetual (b)	33,306
	MFA Financial, Inc.
599	Series C, 6.500%, Perpetual (b)	10,524
	Morgan Stanley
2,425	Series A, 4.000%, Perpetual (b)	58,540

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1% (Continued)
	Financials — 67.0%♦ (Continued)
	National General Holdings Corporation
218	7.625%, 09/15/2055	$5,570
362	Series B, 7.500%, Perpetual	9,162
440	Series C, 7.500%, Perpetual	11,453
	New Residential Investment Corporation
342	Series A, 7.500%, Perpetual (b)	6,987
622	Series B, 7.125%, Perpetual (b)	12,117
887	Series C, 6.375%, Perpetual (b)	15,726
	New York Mortgage Trust, Inc.
335	Series D, 8.000%, Perpetual (b)	6,365
406	Series E, 7.875%, Perpetual (b)	7,653
	PartnerRe, Ltd.
350	Series G, 6.500%, Perpetual	9,100
641	Series H, 7.250%, Perpetual	16,749
400	Series I, 5.875%, Perpetual	10,292
	PennyMac Mortgage Investment Trust
250	Series A, 8.125%, Perpetual (b)	5,838
425	Series B, 8.000%, Perpetual (b)	9,796
	Popular Capital Trust II
145	6.125%, 12/01/2034	3,715
	Prospect Capital Corporation
260	6.250%, 06/15/2024	6,630
	Prudential plc
616	6.750%, Perpetual	16,010
	Ready Capital Corporation
226	6.200%, 07/30/2026	5,029
	Regions Financial Corporation
1,095	Series A, 6.375%, Perpetual	28,076
	RenaissanceRe Holdings, Ltd.
603	Series E, 5.375%, Perpetual	15,202
	SLM Corporation
219	Series B, 1.950%, Perpetual	10,004
	Sterling Bancorp
296	Series A, 6.500%, Perpetual	7,791

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1% (Continued)
	Financials — 67.0%♦ (Continued)
	Stifel Financial Corporation
328	Series A, 6.250%, Perpetual	$8,508
	Synovus Financial Corporation
439	Series D, 6.300%, Perpetual (b)	11,287
768	Series E, 5.875%, Perpetual (b)	19,791
	Texas Capital Bancshares, Inc.
123	6.500%, 09/21/2042	3,127
328	Series A, 6.500%, Perpetual	8,295
	Truist Financial Corporation
1,094	Series F, 5.200%, Perpetual	27,809
1,094	Series G, 5.200%, Perpetual	27,831
1,017	Series H, 5.625%, Perpetual	26,615
378	Series I, 4.000%, Perpetual (b)	9,647
	Two Harbors Investment Corporation
318	Series A, 8.125%, Perpetual (b)	6,900
632	Series B, 7.625%, Perpetual (b)	12,969
649	Series C, 7.250%, Perpetual (b)	12,396
	US Bancorp
1,101	5.150%, Perpetual	27,888
32	Series A, 3.500%, Perpetual	27,968
2,205	Series B, 3.500%, Perpetual (b)	50,142
	Valley National Bancorp
219	Series B, 5.500%, Perpetual (b)	5,284
	Wells Fargo & Company
838	5.200%, Perpetual	21,176
726	Series O, 5.125%, Perpetual	18,281
698	Series P, 5.250%, Perpetual	17,555
147	Series T, 6.000%,Perpetual	3,738
1,115	Series V, 6.000%, Perpetual	28,243
1,116	Series W, 5.700%, Perpetual	28,346
1,284	Series X, 5.500%, Perpetual	32,703
770	Series Y, 5.625%, Perpetual	19,951
	Western Alliance Bancorp
195	6.250%, 07/01/2056	4,994

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1% (Continued)
	Financials — 67.0%♦ (Continued)
	Wintrust Financial Corporation
275	Series D, 6.500%, Perpetual (b)	$7,186
	WR Berkley Corporation
269	5.900%, 03/01/2056	6,913
711	5.750%, 06/01/2056	18,301
	Zions Bancorp
276	Series H, 5.750%, Perpetual	7,032
		2,418,448
	Industrials — 1.6%
	Air Lease Corporation
546	Series A, 6.150%, Perpetual (b)	12,525
	Atlas Corporation
299	Series E, 8.250%, Perpetual	7,173
431	Series G, 8.200%, Perpetual	10,443
331	Series I, 8.000%, Perpetual (b)	7,279
	Fortress Transportation & Infrastructure Investors, LLC.
250	Series B, 8.000%, Perpetual (b)	4,733
	GATX Corporation
368	5.625%, 05/30/2066	9,623
	Steel Partners Holdings LP
345	Series A, 6.000%, 02/07/2026	6,365
		58,141
	Real Estate — 7.5%
	American Homes 4 Rent
590	Series D, 6.500%, Perpetual	15,269
505	Series E, 6.350%, Perpetual	13,009
	Ashford Hospitality Trust, Inc.
258	Series F, 7.375%, Perpetual	1,440
334	Series G, 7.375%, Perpetual	1,860
291	Series I, 7.500%, Perpetual	1,621
	Bluerock Residential Growth REIT, Inc.
228	Series A, 8.250%, Perpetual	5,766
	Boston Properties, Inc.
436	Series B, 5.250%, Perpetual	11,118

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1% (Continued)
	Real Estate— 7.5% (Continued)
	CBL & Associates Properties, Inc.
1,003	Series D, 7.375%, Perpetual (a)	$659
381	Series E, 6.625%, Perpetual (a)	247
	Digital Realty Trust, Inc.
441	Series C, 6.625%, Perpetual	11,550
	Federal Realty Investment Trust
330	Series C, 5.000%, Perpetual	8,527
	iStar, Inc.
218	Series D, 8.000%, Perpetual	5,406
	Office Properties Income Trust
760	5.875%, 05/01/2046	19,175
	National Retail Properties, Inc.
756	Series F, 5.200%, Perpetual	19,331
	Pennsylvania Real Estate Investment Trust
362	Series C, 7.200%, Perpetual	2,045
262	Series D, 6.875%, Perpetual	1,536
	PS Business Parks, Inc.
417	Series W, 5.200%, Perpetual	10,846
	Public Storage
659	Series B, 5.400%, Perpetual	16,798
439	Series C, 5.125%, Perpetual	11,265
714	Series D, 4.950%, Perpetual	18,293
769	Series E, 4.900%, Perpetual	19,755
	SL Green Realty Corporation
506	Series I, 6.500%, Perpetual	12,954
	VEREIT, Inc.
1,038	Series F, 6.700%, Perpetual	26,106
	Vornado Realty Trust
659	Series K, 5.700%, Perpetual	16,225
659	Series L, 5.400%, Perpetual	15,974
	Washington Prime Group, Inc.
217	Series H, 7.500%, Perpetual	1,985
		268,760

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1% (Continued)
	Utilities — 11.1%
	Dominion Energy, Inc.
1,986	Series A, 5.250%, 07/30/2076	$50,961
	DTE Energy Company
736	Series B, 5.375%, 06/01/2076	18,922
	Duke Energy Corporation
1,238	5.125%, 01/15/2073	31,817
	Entergy Arkansas, LLC
1,009	4.875%, 09/01/2066	26,133
	Entergy Louisiana, LLC
494	5.250%, 07/01/2052	12,888
246	4.700%, 06/01/2063	6,256
665	4.875%, 09/01/2066	17,150
	Entergy Mississippi, LLC
643	4.900%, 10/01/2066	17,078
	Entergy New Orleans, LLC
271	5.500%, 04/01/2066	6,973
	Entergy Texas, Inc.
298	5.625%, 06/01/2064	7,515
	Interstate Power & Light Company
438	Series D, 5.100%, Perpetual	11,248
	NextEra Energy Capital Holdings, Inc.
1,403	Series K, 5.250%, 06/01/2076	36,281
	PPL Capital Funding, Inc.
1,117	Series B, 5.900%, 04/30/2073	28,372
	SCE Trust II
542	5.100%, Perpetual	12,851
	SCE Trust III
676	Series H, 5.750%, Perpetual (b)	14,940
	SCE Trust IV
800	Series J, 5.375%, Perpetual (b)	17,736
	SCE Trust V
738	Series K, 5.450%, Perpetual (b)	16,753

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2020 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.1% (Continued)
	Utilities — 11.1% (Continued)
	Southern Company
1,978	5.250%, 10/01/2076	$51,309
	Tennessee Valley Authority
259	Series A, 2.216%, 05/01/2029	6,680
306	Series D, 2.134%, 06/01/2028	7,867
		399,730
	TOTAL PREFERRED STOCKS (Cost $3,587,102)	3,576,829

	SHORT-TERM INVESTMENTS — 5.4%
194,996	Invesco Government & Agency Portfolio, Institutional Class, 0.01%*	194,996
	TOTAL SHORT-TERM INVESTMENTS (Cost $194,996)	194,996
	TOTAL INVESTMENTS (Cost $3,782,098) — 104.5%	3,771,825
	Liabilities in Excess of Other Assets — (4.5)%	(160,999)
	NET ASSETS — 100.0%	$3,610,826

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2020.

♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
*	Rate shown is the annualized seven-day yield as of October 31, 2020.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
October 31, 2020

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF	AAM Low Duration Preferred and Income Securities ETF
ASSETS
Investments in securities, at value*	$23,780,470	$5,674,627	$1,839,712	$3,771,825
Dividends and interest receivable	53,193	13,519	10,471	8,873
Receivables for securities sold	—	—	—	222,183
Total assets	23,833,663	$5,688,146	$1,850,183	$4,002,881

LIABILITIES
Foreign currency due to broker, at value*	—	—	1,037	—
Payable for investments purchased	39,978	—	—	390,722
Management fees payable	5,962	2,394	646	1,333
Total liabilities	45,940	2,394	1,683	392,055
NET ASSETS	$23,787,723	$5,685,752	$1,848,500	$3,610,826

Net assets consist of:
Paid-in capital	$30,755,950	$6,925,116	$2,531,030	$3,728,900
Total distributable earnings (accumulated deficit)	$(6,968,227)	$(1,239,364)	$(682,530)	$(118,074)
Net assets	$23,787,723	$5,685,752	$1,848,500	$3,610,826

Net asset value:
Net assets	$23,787,723	$5,685,752	$1,848,500	$3,610,826
Shares outstanding^	1,125,000	325,000	100,000	150,000
Net asset value, offering and redemption price per share	$21.14	$17.49	$18.49	$24.07
* Identified Cost:
Investments in securities	$25,834,868	$6,058,444	$2,174,337	$3,782,098
Foreign currency	$—	$—	$(1,053)	$—

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Period Ended October 31, 2020

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF	AAM Low Duration Preferred and Income Securities ETF*
INCOME
Dividends ^	$1,237,129	$226,973	$65,368	$137,605
Interest	360	44	36	331
Total investment income	1,237,489	227,017	65,404	137,936

EXPENSES
Management fees	82,338	20,258	7,447	11,059
Total expenses	82,338	20,258	7,447	11,059
Net investment income (loss)	1,155,151	206,759	57,957	126,877

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(6,039,906)	(449,299)	(258,365)	(92,249)
Foreign currency	—	(11,964)	(1,602)	—
Change in unrealized appreciation (depreciation) on:
Investments	(2,571,259)	(94,875)	(321,665)	(10,273)
Foreign currency	—	(649)	(73)	—
Net realized and unrealized gain (loss) on investments	(8,611,165)	(556,787)	(581,705)	(102,522)
Net increase (decrease) in net assets resulting from operations	$(7,456,014)	$(350,028)	$(523,748)	$24,355

^	Net of foreign taxes withheld of $0, $36,978, $9,673 and $100 respectively.
*	Fund commenced operations on November 19, 2019. The information presented is for the period from November 19, 2019 to October 31, 2020.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF Statements of Changes in Net Assets
	Year Ended October 31, 2020	Year Ended October 31, 2019
OPERATIONS
Net investment income (loss)	$1,155,151	$1,139,915
Net realized gain (loss) on investments	(6,039,906)	140,072
Change in unrealized appreciation (depreciation) of investments	(2,571,259)	1,350,944
Net increase (decrease) in net assets resulting from operations	(7,456,014)	2,630,931

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,317,853)	(1,015,309)
Total distributions to shareholders	(1,317,853)	(1,015,309)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	14,727,138	23,960,910
Payments for shares redeemed	(19,315,982)	(7,795,650)
Net increase (decrease) in net assets derived from capital share transactions (a)	(4,588,844)	16,165,260
Net increase (decrease) in net assets	(13,362,711)	17,780,882

NET ASSETS
Beginning of year	$37,150,434	$19,369,552
End of year	$23,787,723	$37,150,434

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	600,000	950,000
Redemptions	(875,000)	(300,000)
Net increase (decrease)	(275,000)	650,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF Statements of Changes in Net Assets
	Year Ended October 31, 2020	Year Ended October 31, 2019
OPERATIONS
Net investment income (loss)	$206,759	$140,137
Net realized gain (loss) on investments and foreign currency	(461,263)	(273,476)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(95,524)	146,771
Net increase (decrease) in net assets resulting from operations	(350,028)	13,432

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(253,796)	(118,717)
Total distributions to shareholders	(253,796)	(118,717)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	3,081,008	1,137,750
Transaction fees (Note 6)	—	1,461
Payments for shares redeemed	—	—
Net increase (decrease) in net assets derived from capital share transactions (a)	3,081,008	1,139,211
Net increase (decrease) in net assets	2,477,184	1,033,926

NET ASSETS
Beginning of year	$3,208,568	$2,174,642
End of year	$5,685,752	$3,208,568

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	175,000	50,000
Redemptions	—	—
Net increase (decrease)	175,000	50,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF Statements of Changes in Net Assets
	Year Ended October 31, 2020	Period Ended October 31, 2019*
OPERATIONS
Net investment income (loss)	$57,957	$107,646
Net realized gain (loss) on investments and foreign currency	(259,967)	41,272
Change in unrealized appreciation (depreciation) on investments and foreign currency	(321,738)	(12,742)
Net increase (decrease) in net assets resulting from operations	(523,748)	136,176

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(97,167)	(84,118)
Total distributions to shareholders	(97,167)	(84,118)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	1,762,595	5,007,980
Payments for shares redeemed	(1,828,438)	(2,524,780)
Net increase (decrease) in net assets derived from capital share transactions (a)	(65,843)	2,483,200
Net increase (decrease) in net assets	(686,758)	2,535,258

NET ASSETS
Beginning of year/period	$2,535,258	$—
End of year/period	$1,848,500	$2,535,258

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	75,000	200,000
Redemptions	(75,000)	(100,000)
Net increase (decrease)	—	100,000

*	Fund commenced operations on November 27, 2018. The information presented is for the period from November 27, 2018 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF Statement of Changes in Net Assets
Period Ended October 31, 2020*
OPERATIONS
Net investment income (loss)	$126,877
Net realized gain (loss) on investments	(92,249)
Change in unrealized appreciation (depreciation) on investments	(10,273)
Net increase (decrease) in net assets resulting from operations	24,355

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(117,674)
Total distributions to shareholders	(117,674)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	5,562,873
Transaction fees (Note 6)	807
Payments for shares redeemed	(1,859,535)
Net increase (decrease) in net assets derived from capital share transactions (a)	3,704,145
Net increase (decrease) in net assets	3,610,826

NET ASSETS
Beginning of period	$—
End of period	$3,610,826

(a)	A summary of capital share transactions is as follows:

Shares
Subscriptions	225,000
Redemptions	(75,000)
Net increase (decrease)	150,000

*	Fund commenced operations on November 19, 2019. The information presented is for the period from November 19, 2019 to October 31, 2020.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net asset value, beginning of year/period	$26.54	$25.83	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.95	0.97	0.75
Net realized and unrealized gain (loss) on investments (3)	(5.28)	0.64	0.76
Total from investment operations	(4.33)	1.61	1.51

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.07)	(0.90)	(0.68)
Total distributions	(1.07)	(0.90)	(0.68)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—	—	0.00	(4)
Net asset value, end of year/period	$21.14	$26.54	$25.83

Total return	-16.47%	6.44%	5.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$23,788	$37,150	$19,370

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29%	0.29%	0.29	%(6)
Net investment income (loss) to average net assets	4.06%	3.78%	3.05	%(6)
Portfolio turnover rate (7)	84%	42%	38	%(5)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net asset value, beginning of year/period	$21.39	$21.75	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.93	1.01	1.13
Net realized and unrealized gain (loss) on investments and foreign currency (3)	(3.57)	(0.51)	(3.55)
Total from investment operations	(2.64)	0.50	(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.26)	(0.87)	(0.93)
Total distributions	(1.26)	(0.87)	(0.93)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—	0.01	0.10
Net asset value, end of year/period	$17.49	$21.39	$21.75

Total return	-12.83%	2.40%	-9.65	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$5,686	$3,209	$2,175

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49%	0.49%	0.49	%(5)
Net investment income (loss) to average net assets	4.99%	4.61%	4.95	%(5)
Portfolio turnover rate (6)	121%	124%	104	%(4)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31, 2020	Period Ended October 31, 2019(1)
Net asset value, beginning of year/period	$25.35	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.64	1.07
Net realized and unrealized gain (loss) on investments and foreign currency	(6.18)	0.29
Total from investment operations	(5.54)	1.36

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.32)	(0.84)
Total distributions	(1.32)	(0.84)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—	—
Net asset value, end of year/period	$18.49	$25.35

Total return	-22.83%	5.64	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$1,849	$2,535

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39%	0.39	%(4)
Net investment income (loss) to average net assets	3.03%	4.65	%(4)
Portfolio turnover rate (5)	106%	87	%(3)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended October 31, 2020(1)
Net asset value, beginning of period	$24.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.17
Net realized and unrealized gain (loss) on investments	(0.98)
Total from investment operations	0.19

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.10)
Total distributions	(1.10)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.01
Net asset value, end of period	$24.07

Total return	0.98	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,611

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(4)
Net investment income (loss) to average net assets	5.15	%(4)
Portfolio turnover rate (5)	202	%(3)

(1)	Commencement of operations on November 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Notes to Financial Statements
October 31, 2020

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Markets Ex-US Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF commenced operations on November 28, 2017, AAM S&P Developed Markets High Dividend Value ETF commenced operations on November 27, 2018 and AAM Low Duration Preferred and Income Securities ETF commenced operations on November 19, 2019.

The end of the reporting period for the Funds is October 31, 2020. The period covered by these Notes to Financial Statements for the AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF and AAM S&P Developed Markets High Dividend Value ETF is the fiscal year ended October 31, 2020 (the “current fiscal period”). The period covered by these Notes to Financial Statements for the AAM Low Duration Preferred and Income Securities ETF is the period from November 19, 2019 to October 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates,

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,684,925	$—	$—	$23,684,925
Short-Term Investments	95,545	—	—	95,545
Total Investments in Securities	$23,780,470	$—	$—	$23,780,470

^	See Schedule of Investments for breakout of investments by sector classification.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,581,249	$—	$—	$5,581,249
Preferred Stocks	85,660	—	—	85,660
Short-Term Investments	7,718	—	—	7,718
Total Investments in Securities	$5,674,627	$—	$—	$5,674,627

^	See Schedule of Investments for breakout of investments by country.

AAM S&P Developed Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,836,277	$—	$—	$1,836,277
Short-Term Investments	3,435	—	—	3,435
Total Investments in Securities	$1,839,712	$—	$—	$1,839,712

^	See Schedule of Investments for breakout of investments by country.

AAM Low Duration Preferred and Income Securities ETF

Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$3,576,829	$—	$—	$3,576,829
Short-Term Investments	194,996	—	—	194,996
Total Investments in Securities	$3,771,825	$—	$—	$3,771,825

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the period ended October 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AAM S&P 500 High Dividend Value ETF	$1,850,827	$(1,850,827)
AAM S&P Emerging Markets High Dividend Value ETF	$—	$—
AAM S&P Developed Markets High Dividend Value ETF	$61,076	$(61,076)
AAM Low Duration Preferred and Income Securities ETF	$(24,755)	$24,755

During the period ended October 31, 2020 the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

AAM S&P 500 Developed Markets High Dividend Value ETF	$(1,850,827)
AAM S&P Emerging Markets High Dividend Value ETF	$—
AAM S&P Developed Markets High Dividend Value ETF	$(61,076)
AAM Low Duration Preferred and Income Securities ETF	$24,755

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

K.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Statements Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Advisor”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, AAM S&P 500 High Dividend Value ETF pays the Adviser 0.29%, AAM S&P Emerging Markets High Dividend Value ETF pays the Adviser 0.49%, AAM S&P Developed Markets High Dividend Value ETF pays the adviser 0.39% and AAM Low Duration Preferred and Income Securities ETF pays the adviser 0.45% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$23,513,342	$23,592,813
AAM S&P Emerging Markets High Dividend Value ETF	6,068,412	4,931,256
AAM S&P Developed Markets High Dividend Value ETF	1,982,099	2,000,002
AAM Low Duration Preferred and Income Securities ETF	6,149,121	5,307,264

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM S&P 500 High Dividend Value ETF	$14,681,113	$19,230,583
AAM S&P Emerging Markets High Dividend Value ETF	1,897,384	—
AAM S&P Developed Markets High Dividend Value ETF	1,750,885	1,820,459
AAM Low Duration Preferred and Income Securities ETF	4,232,748	1,382,492

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2020 were as follows:

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF	AAM Low Duration Preferred and Income Securities ETF
Tax cost of investments	$26,064,365	$6,141,061	$2,182,340	$3,837,107
Gross tax unrealized appreciation	$980,890	$374,626	$70,957	$60,821
Gross tax unrealized depreciation	(3,264,785)	(841,709)	(413,440)	(126,103)
Net tax unrealized appreciation (depreciation)	(2,283,895)	(467,083)	(342,483)	(65,282)
Undistributed ordinary income	4,667	16,093	2,930	5,762
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(4,688,999)	(788,374)	(342,977)	(58,554)
Distributable earnings (accumulated deficit)	$(6,968,227)	$(1,239,364)	$(682,530)	$(118,074)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales, partnerships and passive foreign investment companies (“PFIC”).

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2020, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2020, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$1,583,695	$3,105,304
AAM S&P Emerging Markets High Dividend Value ETF	$468,383	$319,991
AAM S&P Developed Markets High Dividend Value ETF	$271,692	$71,285
AAM Low Duration Preferred and Income Securities ETF	$58,554	$—

The tax character of distributions declared by the Funds during current fiscal period were as follows:

	Year Ended October 31, 2020
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,317,853	$—
AAM S&P Emerging Markets High Dividend Value ETF	253,796	—
AAM S&P Developed Markets High Dividend Value ETF	97,167	—
AAM Low Duration Preferred and Income Securities ETF	117,674	—

	Year/Period Ended October 31, 2019
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,010,297	$5,012
AAM S&P Emerging Markets High Dividend Value ETF	118,717	—
AAM S&P Developed Markets High Dividend Value ETF	84,118	—

NOTE 6 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Continued)

market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for AAM S&P 500 High Dividend Value ETF is $250, for AAM S&P Emerging Markets High Dividend Value ETF is $1,000, and AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – RISKS

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

AAM ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of AAM ETFs
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, and AAM Low Duration Preferred and Income Securities ETF (the “Funds”), each a series of ETF Series Solutions, as of October 31, 2020, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020 and 2019 and for the period from November 28, 2017 (commencement of operations) through October 31, 2018
AAM S&P Developed Markets High Dividend Value ETF	For the year ended October 31, 2020	For the year ended October 31, 2020 and for the period from November 27, 2018 (commencement of operations) through October 31, 2019
AAM Low Duration Preferred and Income Securities ETF	For the period from November 19, 2019 (commencement of operations) through October 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

AAM ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 23, 2020

AAM ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	47	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	47	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	47	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	47	None

AAM ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Zoller Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

AAM ETFs

Trustees and Officers
(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aamlive.com.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AAM S&P 500 High Dividend Value ETF

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,068.80	$1.51
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.68	$1.48

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 184/366, to reflect one-half year period.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2020 (Unaudited) (Continued)

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 1,046.20	$2.52
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.67	$2.49

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 184/366, to reflect one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 1,003.10	$1.96
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.18	$1.98

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 184/366, to reflect one-half year period.

AAM Low Duration Preferred and Income Securities ETF

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 1,060.80	$2.33
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.87	$2.29

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 184/366, to reflect one-half year period.

AAM ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AAM S&P 500 High Dividend Value ETF

AAM S&P Emerging Markets High Dividend Value ETF

AAM S&P Developed Markets High Dividend Value ETF

Approval of Advisory Agreements & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 7, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of the AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, and AAM S&P Developed Markets High Dividend Value ETF (each, a “Fund”, and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, a representative from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Funds.

AAM S&P 500 High Dividend Value ETF

AAM S&P Emerging Markets High Dividend Value ETF

AAM S&P Developed Markets High Dividend Value ETF

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended June 30, 2020, unless otherwise indicated below. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses.

AAM S&P 500 High Dividend Value ETF: The Board noted that, for the one-year and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses, but had significantly trailed the performance of the S&P 500 Index. The Board further noted that, for the one-year period, the Fund had slightly underperformed the median for funds in the universe of index-based U.S. Large Value ETFs as reported by Morningstar (the “Category Peer Group”), but the Fund’s return was within the range of returns for funds in the Category Peer Group. Additionally, the Board considered that the Fund’s 1-year return was below the median for the Fund’s most direct competitors with a high dividend and/or dividend growth strategy with U.S. large capitalization exposure as identified by the Adviser (the “Selected Peer Group”), but within the range of returns for the Selected Peer Group.

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that, for the one-year and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses, and significantly trailed the performance of the S&P Emerging Plus LargeMidCap Net Total Return Index. The Board further noted that, for the one-year period, the Fund had underperformed the median for funds in the universe of index-based Diversified Emerging Markets ETFs as

AAM S&P 500 High Dividend Value ETF

AAM S&P Emerging Markets High Dividend Value ETF

AAM S&P Developed Markets High Dividend Value ETF

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

reported by Morningstar (the “Category Peer Group”), but the Fund’s return was within the range of returns for funds in the Category Peer Group. Additionally, the Board considered that the Fund’s 1-year return was above the median for the Fund’s most direct competitors with a high dividend and/or dividend growth strategy with emerging markets exposure as identified by the Adviser (the “Selected Peer Group”).

AAM S&P Developed Markets High Dividend Value ETF: The Board noted that, for the one-year and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses, and significantly trailed the performance of the S&P Developed BMI Ex-U.S. & Korea LargeMidCap Net Total Return Index. The Board further noted that, for the one-year period, the Fund had underperformed the median for funds in the universe of index-based Foreign Large Value ETFs as reported by Morningstar (the “Category Peer Group”), but the Fund’s return was within the range of returns for funds in the Category Peer Group. Additionally, the Board considered that the Fund’s 1-year return was below the median for the Fund’s most direct competitors with a high dividend and/or dividend growth strategy with international exposure as identified by the Adviser (the “Selected Peer Group”), but within the range of returns for the Selected Peer Group.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and to the most direct competitors as identified by the Adviser (the “Selected Peer Group”) as follows:

AAM S&P 500 High Dividend Value ETF: The Board noted that the expense ratio for the Fund was in line with the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was lower than all of the funds in its Selected Peer Group.

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that the expense ratio for the Fund was in line with the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was lower than the median for its Selected Peer Group.

AAM S&P Developed Markets High Dividend Value ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was lower than the median for its Selected Peer Group.

AAM S&P 500 High Dividend Value ETF

AAM S&P Emerging Markets High Dividend Value ETF

AAM S&P Developed Markets High Dividend Value ETF

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with the applicable Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

AAM ETFs

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) between Advisors Asset Management, Inc. (“AAM” or the “Adviser”), Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”), and the Trust, on behalf of the AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, and AAM S&P Developed Markets High Dividend Value ETF (each, a “Fund”, and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each Fund; (iv) the extent to which the sub-advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Funds. The Board noted the responsibilities that VIA has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight

AAM ETFs

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended March 31, 2020. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses. The Board further noted that each Fund had less than two years of operating history, which was a relatively short period of time over which to evaluate a Fund’s performance and draw meaningful conclusions.

AAM S&P 500 High Dividend Value ETF: The Board noted that the Fund performed in line with its underlying index before fees and expenses for the one-year and since inception periods.

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that the Fund slightly outperformed its underlying index before fees and expenses for the one-year and since inception periods.

AAM S&P Developed Markets High Dividend Value ETF: The Board noted that the Fund performed in line with its underlying index before fees and expenses for the one-year and since inception periods.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by AAM to VIA for its services to each Fund. The Board considered that the fees paid to VIA are paid by AAM and noted that the fee reflected an arm’s-length negotiation between AAM and VIA. The Board also took into account analyses of VIA’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that VIA might realize economies of scale in managing the Funds as assets grow in size and noted that the fee schedule includes breakpoints as assets grow in size. The Board further noted that because each Fund pays AAM a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to AAM, rather than to the applicable Fund

AAM ETFs

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

shareholders. Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with the applicable Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

AAM ETFs

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2020, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	88.60%
AAM S&P Emerging Markets High Dividend Value ETF	61.77%
AAM S&P Developed Markets High Dividend Value ETF	91.97%
AAM Low Duration Preferred and Income Securities ETF	66.53%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2020 was as follows:

AAM S&P 500 High Dividend Value ETF	87.52%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.37%
AAM Low Duration Preferred and Income Securities ETF	62.48%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%

AAM ETFs

Federal Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AAM S&P 500 High Dividend Value ETF	$ —	$ —	—
AAM S&P Emerging Markets High Dividend Value ETF	$ 36,978	$ 0.1137785	100.00%
AAM S&P Developed Markets High Dividend Value ETF	$ 9,548	$ 0.09548	100.00%
AAM Low Duration Preferred and Income Securities ETF	$ —	$ —	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.

AAM ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

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Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Index Provider

S&P Opco, LLC c/o S&P Dow Jones Indices LLC

55 Water Street

New York, NY 10041

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

AAM S&P 500 High Dividend Value ETF

Symbol – SPDV

CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF

Symbol – EEMD

CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF

Symbol – DMDV

CUSIP – 26922A347

AAM Low Duration Preferred and Income Securities ETF

Symbol – PFLD

CUSIP – 26922A198

(b.) Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AAM S&P 500 High Dividend Value ETF

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

AAM S&P Emerging Markets High Dividend Value ETF

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$15,000	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

AAM S&P Developed Markets High Dividend Value ETF

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

AAM Low Duration Preferred and Income Securities ETF

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$14,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AAM S&P 500 High Dividend Value ETF

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM S&P Emerging Markets High Dividend Value ETF

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM S&P Developed Markets High Dividend Value ETF

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM Low Duration Preferred and Income Securities

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

AAM S&P 500 High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AAM S&P Emerging Markets High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AAM S&P Developed Markets High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AAM Low Duration Preferred and Income Securities ETF

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/8/2021

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	4/8/2021